Significant Accounting Policies - Schedule of Obligations Associated with Deferred Guarantee Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 1,538,385		¥ 894,858	¥ 419,843
Fair value of deferred guarantee income at inception of new loans	2,100,541		3,162,811	1,928,195
Release of deferred guarantee income	(2,663,824)		(2,519,284)	(1,453,180)
Ending balances	¥ 975,102	$ 133,588	¥ 1,538,385	¥ 894,858